Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accounts Receivable Abstract
Accounts receivable	[1]	$ 17,346,035	$ 9,807,667
Allowance for expected credit losses		(109,651)	(123,632)
Net carrying amount		$ 17,236,384	$ 9,684,035

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.